Schedule of financial information represents the amount in the financial statements (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 06, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets		$ 1	$ 1
Loss for the financial year		18,503
Total liabilities		(18,503)	(18,503)
Revenue for the financial year
(Loss)/Profit for the financial year		(18,503)
TOTAL ASSETS		3,615,387	3,615,387		$ 3,797,033	$ 3,699,990	$ 28,872,916
Total liabilities		(10,875,855)	(10,875,855)		$ (14,571,784)	$ (11,162,750)	$ (8,197,948)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current assets		1,490,968	1,490,968	$ 1,284,502
Current liabilities		(7,489,747)	(7,489,747)	(5,055,579)
Loss for the financial year			2,624,738	2,391,161
Non-current assets		5,642,669	5,642,669	5,416,431
Total assets		7,133,637	7,133,637	6,700,933
Non-current liabilities		(759,806)	(759,806)	(194,362)
Total liabilities		(8,249,553)	(8,249,553)	(5,249,941)
Revenue for the financial year			3,371,037	2,403,552
(Loss)/Profit for the financial year			(2,624,738)	(2,391,161)
Exchange differences		99,432	$ 99,432	$ (860)
Vax Biotech Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation			Malaysia
Effective equity interest			30.00%	30.00%
Principal activities			Manufacture of medicaments
Current assets		732	$ 732	$ 686
Current liabilities		(2,725)	(2,725)	(2,596)
Net liabilities of the associate		(1,993)	(1,993)	(1,910)
Expenses for the financial year			(1,183)	(1,147)
Loss for the financial year			(1,183)	(1,147)
Share of loss of the associate			(355)	(344)
(Loss)/Profit for the financial year			1,183	1,147
Proportion of net assets of the associate		(671)	(671)	(657)
Exchange differences		73	73	84
Carrying amount of the Group’s interest in associate		(598)	$ (598)	$ (573)
Alps Globemedics Sdn Bhd [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation			Malaysia
Effective equity interest			30.00%	30.00%
Principal activities			Marketing of health and beauty product and services
Current assets		36,502	$ 36,502	$ 28,413
Current liabilities		(16,483)	(16,483)	(14,263)
Loss for the financial year			(7,375)	16,893
Non-current assets		3,529	3,529	3,377
Total assets		40,031	40,031	31,790
Non-current liabilities				(759)
Total liabilities		(16,483)	(16,483)	(15,022)
Net assets of the associate		23,548	23,548	16,768
Revenue for the financial year			187,465	120,942
(Loss)/Profit for the financial year			7,375	(16,893)
Share of (loss)/profit of the associate			2,213	(5,068)
Proportion of net assets of the associate		7,421	7,421	5,652
Exchange differences		(357)	(357)	(622)
Carrying amount of the Group’s interest in associate		7,064	$ 7,064	$ 5,030
Cilo Cybin Holdings Limited [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Place of incorporation			South Africa
Effective equity interest	40.50%		40.50%	40.50%
Principal activities			Investment in biotech, biohacking and pharmaceutical businesses
Current assets		3,139,920	$ 3,139,920	$ 3,354,690
Current liabilities		(114,958)	(114,958)	(593,538)
Loss for the financial year			31,156	(21,809)
Non-current liabilities		(173,968)	(173,968)
Net assets of the associate		3,049,852	3,049,852	2,761,152
Revenue for the financial year			256,858	229,058
(Loss)/Profit for the financial year			(31,156)	21,809
Share of (loss)/profit of the associate			(12,618)	8,833
Non-current assets		198,858	198,858
TOTAL ASSETS		3,338,778	3,338,778	3,354,690
Total liabilities		(288,926)	(288,926)	(593,538)
Proportion of net assets of the associate		1,135,474	1,135,474	1,118,421
Exchange differences		99,716	99,716	(154)
Carrying amount of the Group’s interest in associate		$ 1,235,190	$ 1,235,190	$ 1,118,267